Bank Loans (Details) - Schedule of Company Maintains the Following Lines of Credit - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 11,170,000	€ 12,100,000
Carrying Value	2,595,127	3,661,662
Caixabank [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,500,000	€ 2,500,000
Nominal interest rate	0.60%	2.00%
Maturity	3/25/2025	4/25/2024
Carrying Value	€ 1,087,467	€ 2,308,058
Sabadell [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 2,400,000	€ 2,700,000
Nominal interest rate	1.20%	2.75%
Maturity	2/28/2025	5/28/2024
Carrying Value
BBVA [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 1,000,000	€ 1,500,000
Nominal interest rate	1.90%	1.65%
Maturity	12/22/2025	12/22/2024
Carrying Value		€ 270,866
BBVA One [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 570,000
Nominal interest rate	1.90%
Maturity	12/22/2025
Carrying Value
Santander [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 4,000,000	€ 4,000,000
Nominal interest rate	0.45%	1.65%
Maturity	2/28/2025	6/28/2024
Carrying Value	€ 1,507,660	€ 1,012,738
Abanca [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit	€ 700,000	€ 700,000
Nominal interest rate	2.00%	2.00%
Maturity	11/30/2024	11/30/2024
Carrying Value
Bankinter ICO [Member]
Schedule of Company Maintains the Following Lines of Credit [Line Items]
Credit Limit		€ 700,000
Nominal interest rate		1.40%
Maturity		6/21/2024
Carrying Value		€ 70,000